MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square All-Cap Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Supplement dated November 20, 2020 to the
Prospectus for the Funds dated February 28, 2020

Changes to Jackson Square Global Growth Fund

Effective December 28, 2020, the investment advisory agreement between Jackson Square Partners, LLC (“Jackson Square”) and the Trust, on behalf of the Jackson Square Global Growth Fund (the “Global Growth Fund”) will be amended such that the management fee payable to Jackson Square will be reduced from 0.80% of the Global Growth Fund’s average daily net assets to 0.75% of the Global Growth Fund’s average daily net assets. In addition, effective December 28, 2020, Jackson Square will agree to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.98% of the average daily net assets of the Global Growth Fund (the “Expense Cap”). The current Expense Cap for the Global Growth Fund is 1.05% of the Global Growth Fund’s average daily net assets.

Accordingly, the “Fees and Expenses of the Fund” and “Example” on page 7 of the Prospectus will be revised as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees(1)	0.75%	0.75%	0.75%
Shareholder Servicing Plan Fee	0.10%	0.10%(2)	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	1.21%(3)	1.21%	1.21%
Total Annual Fund Operating Expenses	2.31%	2.06%	1.96%
Less: Fee Waiver and Expense Reimbursement (3)	-0.98%	-0.98%	-0.98%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)(4)	1.33%	1.08%	0.98%

(1)“Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” have been restated to reflect current contractual agreements.
(2)The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees for the Institutional Class.
(3)Other Expenses for Investor Class are based on estimated amounts for the current fiscal year.
(4)Jackson Square Partners, LLC (the “Adviser” or “Jackson Square”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.98% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$135	$627	$1,146	$2,570
Institutional Class	$110	$551	$1,018	$2,312
IS Class	$100	$520	$966	$2,206

Changes to Jackson Square Large-Cap Growth Fund

Effective December 28, 2020, the investment advisory agreement between Jackson Square and the Trust, on behalf of the Jackson Square Large-Cap Growth Fund (the “Large-Cap Growth Fund”) will be amended to implement the following breakpoint schedule on the fees payable to Jackson Square as a percentage of the average daily net assets of the Large-Cap Growth Fund:

Investment Advisory Fee
0.55% on assets up to $2.5 billion 0.525% on assets of more than $2.5 billion but less than $5 billion 0.50% on assets of $5 billion or more

In addition, effective December 31, 2020, Christopher J. Bonavico will no longer serve as portfolio manager of the Large-Cap Growth Fund. All references to Mr. Bonavico as a portfolio manager of the Large-Cap Growth Fund are hereby deleted as of December 31, 2020.
2

Dan Prislin has announced his retirement from Jackson Square at the end of 2021. He will continue to serve as portfolio manager of the Large-Cap Growth Fund until that time.

Changes to Jackson Square Select 20 Growth Fund

Effective December 31, 2020, Christopher J. Bonavico will no longer serve as portfolio manager of the Jackson Square Select 20 Growth Fund (the “Select 20 Growth Fund”). All references to Mr. Bonavico as a portfolio manager of the Select 20 Growth Fund are hereby deleted as of December 31, 2020.

Dan Prislin has announced his retirement from Jackson Square at the end of 2021. He will continue to serve as portfolio manager of the Select 20 Growth Fund until that time.

This supplement should be retained with your Prospectus for future reference.

3

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square All-Cap Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund
(the “Funds”)

Supplement dated November 20, 2020 to the
Statement of Additional Information (“SAI”) for the Funds dated February 28, 2020

Macquarie Investment Management (“MIM”) held a non-voting minority interest in Jackson Square Partners, LLC (the “Adviser”) the investment adviser to the Funds. JSP Acquisition LLC, a wholly-owned direct subsidiary of Affiliated Managers Group, Inc. acquired MIM’s non-voting minority interest in the Adviser from MIM on November 19, 2020.

In addition, the disclosure under “Portfolio Holdings Information” is hereby amended and restated as follows:

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds. Information about a Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies. The Board has considered the circumstances under which a Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies. The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund. After due consideration, the Board has determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies. The Board also has authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Funds’ shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics, and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies. The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the holdings report on Form N-PORT. These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s complete holdings will be made available approximately 10 business days following the end of each month on the Funds’ website https://www.jspfunds.com.

In the event of a conflict between the interests of a Fund and its shareholders and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without a lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); mutual fund rating and/or ranking organizations; and regulatory authorities. Portfolio holdings information not publicly available with the SEC or on the Fund’s web site may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when a Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement. Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.

In no event shall the Adviser, its affiliates or employees, or a Fund receive any direct or indirect compensation or other consideration in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect a Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.

This supplement should be retained with your SAI for future reference.

2

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square Global Growth Fund

Supplement dated November 20, 2020 to the
Summary Prospectus for the Fund dated February 28, 2020

Effective December 28, 2020, the investment advisory agreement between Jackson Square Partners, LLC (“Jackson Square”) and the Trust, on behalf of the Jackson Square Global Growth Fund (the “Global Growth Fund”) will be amended such that the management fee payable to Jackson Square will be reduced from 0.80% of the Global Growth Fund’s average daily net assets to 0.75% of the Global Growth Fund’s average daily net assets. In addition, effective December 28, 2020, Jackson Square will agree to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.98% of the average daily net assets of the Global Growth Fund (the “Expense Cap”). The current Expense Cap for the Global Growth Fund is 1.05% of the Global Growth Fund’s average daily net assets.

Accordingly, the “Fees and Expenses of the Fund” and “Example” on page 1 of the Summary Prospectus will be revised as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees(1)	0.75%	0.75%	0.75%
Shareholder Servicing Plan Fee	0.10%	0.10%(2)	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	1.21%(3)	1.21%	1.21%
Total Annual Fund Operating Expenses	2.31%	2.06%	1.96%
Less: Fee Waiver and Expense Reimbursement (3)	-0.98%	-0.98%	-0.98%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)(4)	1.33%	1.08%	0.98%

(1)“Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” have been restated to reflect current contractual agreements.

(2)The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees for the Institutional Class.
(3)Other Expenses for Investor Class are based on estimated amounts for the current fiscal year.
(4)Jackson Square Partners, LLC (the “Adviser” or “Jackson Square”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.98% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$135	$627	$1,146	$2,570
Institutional Class	$110	$551	$1,018	$2,312
IS Class	$100	$520	$966	$2,206

This supplement should be retained with your Summary Prospectus for future reference.

2

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Large-Cap Growth Fund

Supplement dated November 20, 2020 to the
Summary Prospectus for the Fund dated February 28, 2020

Effective December 28, 2020, the investment advisory agreement between Jackson Square and the Trust, on behalf of the Jackson Square Large-Cap Growth Fund (the “Large-Cap Growth Fund”) will be amended to implement the following breakpoint schedule on the fees payable to Jackson Square as a percentage of the average daily net assets of the Large-Cap Growth Fund:

Investment Advisory Fee
0.55% on assets up to $2.5 billion 0.525% on assets of more than $2.5 billion but less than $5 billion 0.50% on assets of $5 billion or more

In addition, effective December 31, 2020, Christopher J. Bonavico and will no longer serve as portfolio manager of the Large-Cap Growth Fund. All references to Mr. Bonavico as portfolio manager of the Large-Cap Growth Fund are hereby deleted as of December 31, 2020.

Dan Prislin has announced his retirement from Jackson Square at the end of 2021. He will continue to serve as portfolio manager of the Large-Cap Growth Fund until that time.

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Select 20 Growth Fund

Supplement dated November 20, 2020 to the
Summary Prospectus for the Fund dated February 28, 2020

Effective December 31, 2020, Christopher J. Bonavico will no longer serve as portfolio manager of the Jackson Square Select 20 Growth Fund (the “Select 20 Growth Fund”). All references to Mr. Bonavico as portfolio manager of the Select 20 Growth Fund are hereby deleted as of December 31, 2020.

Dan Prislin has announced his retirement from Jackson Square at the end of 2021. He will continue to serve as portfolio manager of the Select 20 Growth Fund until that time.

This supplement should be retained with your Summary Prospectus for future reference.